Other disclosures - Share-based payment schemes - Restricted stock units to employees (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 01, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total net sales	kr 122,021	kr 111,831	kr 111,696
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards offered, each (in shares)				75
Conversion (in shares)				1
Cost of programme amortised over the vesting period				kr 660